AMERICAN INDEPENDENCE FUNDS TRUST

(the “Trust”)

International Bond Fund

Supplement dated September 8, 2010

to the Prospectus dated March 1, 2010 as Supplemented July 15, 2010

Class A and Institutional Class Shares

On June 25, 2010, the American Independence Funds Trust’s Board of Trustees approved a proposal to liquidate the International Bond Fund (the “Fund”), on or about October 8, 2010.   The Fund will cease accepting new investments from shareholders on or about September 27, 2010, and will begin the process of liquidating portfolio securities and will distribute the proceeds to shareholders on the expected date of closing.   In addition, the Fund will make any required dividend distributions prior to liquidation.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

AMERICAN INDEPENDENCE FUNDS TRUST

(the “Trust”)

International Bond Fund

Supplement dated September 8, 2010

to the Statement of Additional Information dated March 1, 2010 as Supplemented July 15, 2010

Class A and Institutional Class Shares

On June 25, 2010, the American Independence Funds Trust’s Board of Trustees approved a proposal to liquidate the International Bond Fund (the “Fund”) on October 8, 2010.   The Fund will cease accepting new investments from shareholders on or about September 27, 2010, and will begin the process of liquidating portfolio securities and will distribute the proceeds to shareholders on the expected date of closing.   In addition, the Fund will make any required dividend distributions prior to liquidation.

As of October 8, 2010 any reference to the International Bond Fund in the Statement of Additional Information should be disregarded.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE